Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) on derivative instruments	$ (1,471)	$ (1,924)	$ (32,404)	$ (18,311)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	0	(33,844)	0
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,669)	(1,431)	(4,915)	(3,952)
Unrealized gains (losses)	1,489	(23,759)	(2,169)	(25,819)
Realized and unrealized gains (losses) on derivative instruments	$ (180)	$ (25,190)	$ (40,928)	$ (29,771)